Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.0%
Elbit Systems Ltd.	24,136	$3,361,982

Banks — 17.6%
Bank Hapoalim BM	771,882	4,739,162
Bank Leumi Le-Israel BM	1,351,727	7,153,342
FIBI Holdings Ltd.	3,513	94,258
First International Bank of Israel Ltd.	51,585	1,172,641
Israel Discount Bank Ltd., Class A	1,136,039	3,602,612
Mizrahi Tefahot Bank Ltd.	141,370	2,768,970

		19,530,985

Biotechnology — 0.2%
UroGen Pharma Ltd.(a)(b)	10,409	244,299

Building Products — 0.3%
Caesarstone Ltd.	27,392	305,147

Chemicals — 2.3%
ICL Group Ltd.	638,252	2,209,852
Israel Corp. Ltd. (The)(a)	2,732	320,504

		2,530,356

Communications Equipment — 1.7%
AudioCodes Ltd.	8,026	287,739
Gilat Satellite Networks Ltd.(a)	17,354	146,375
Ituran Location and Control Ltd.(b)	21,066	360,439
Radware Ltd.(a)	47,354	1,127,973

		1,922,526

Construction & Engineering — 3.2%
Ashtrom Group Ltd.	16,968	225,504
Elco Ltd.	8,485	310,976
Electra Ltd./Israel	2,431	1,144,930
Shapir Engineering and Industry Ltd.(a)	129,955	836,469
Shikun & Binui Ltd.	263,614	998,504

		3,516,383

Consumer Finance — 0.2%
Isracard Ltd.	78,365	214,623

Diversified Telecommunication Services — 1.7%
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	2,264,354	1,932,528

Equity Real Estate Investment Trusts (REITs) — 0.8%
REIT 1 Ltd.	203,543	880,776

Food & Staples Retailing — 1.3%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,781	548,907
Shufersal Ltd.	136,349	917,322

		1,466,229

Food Products — 1.3%
Mehadrin Ltd.(a)	0	19
Strauss Group Ltd.	52,055	1,456,274

		1,456,293

Health Care Equipment & Supplies — 0.1%
Inmode Ltd.(a)	3,191	93,528

Hotels, Restaurants & Leisure — 0.1%
Fattal Holdings 1998 Ltd.	2,478	154,265

Household Durables — 0.2%
Maytronics Ltd.	25,937	244,164

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 1.4%
Energix-Renewable Energies Ltd.(a)	69,651	$267,200
Enlight Renewable Energy Ltd.(a)	393,169	630,704
Kenon Holdings Ltd./Singapore	25,238	518,678
OPC Energy Ltd.	10,705	90,110

		1,506,692

Insurance — 2.3%
Clal Insurance Enterprises Holdings Ltd.(a)	38,414	322,145
Harel Insurance Investments & Financial Services Ltd.	132,068	818,027
IDI Insurance Co. Ltd.	8,948	231,222
Menora Mivtachim Holdings Ltd.	36,200	464,977
Migdal Insurance & Financial Holdings Ltd.	499,287	278,617
Phoenix Holdings Ltd. (The)	105,099	491,984

		2,606,972

Internet & Direct Marketing Retail — 0.2%
Fiverr International Ltd.(a)	3,072	200,049

IT Services — 9.9%
Formula Systems 1985 Ltd.	5,284	405,417
Matrix IT Ltd.	46,377	1,029,100
Wix.com Ltd.(a)	42,906	9,539,291

		10,973,808

Life Sciences Tools & Services — 0.6%
Compugen Ltd.(a)	40,855	628,758

Machinery — 1.8%
Kornit Digital Ltd.(a)	43,927	2,053,587

Oil, Gas & Consumable Fuels — 1.5%
Delek Group Ltd.	6,356	172,352
Equital Ltd.(a)	11,443	248,160
Naphtha Israel Petroleum Corp. Ltd.(a)	52,858	208,815
Oil Refineries Ltd.	1,208,371	296,281
Paz Oil Co. Ltd.	8,294	689,154

		1,614,762

Pharmaceuticals — 11.0%
Teva Pharmaceutical Industries Ltd., ADR(a)	975,222	12,219,532

Real Estate Management & Development — 9.6%
AFI Properties Ltd.(a)	31,171	870,978
Airport City Ltd.(a)	82,379	1,079,996
Alony Hetz Properties & Investments Ltd.	121,969	1,388,749
Amot Investments Ltd.	152,815	802,591
Azrieli Group Ltd.	42,851	2,249,329
Bayside Land Corp.	1,008	566,090
Big Shopping Centers Ltd.	2,910	205,164
Blue Square Real Estate Ltd.	4,527	225,226
Brack Capital Properties NV(a)	1,501	111,413
Gazit-Globe Ltd.	111,197	759,849
Mega Or Holdings Ltd.	6,850	162,285
Melisron Ltd.	21,054	805,272
Mivne Real Estate KD Ltd.(a)	391,456	826,847
Norstar Holdings Inc.	18,699	186,809
Property & Building Corp. Ltd.	1,474	98,746
Summit Real Estate Holdings Ltd.	17,764	202,465
YH Dimri Construction & Development Ltd.	2,866	87,451

		10,629,260

Semiconductors & Semiconductor Equipment — 2.6%
Nova Measuring Instruments Ltd.(a)	17,974	880,384
Tower Semiconductor Ltd.(a)	96,086	1,977,169

		2,857,553

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 23.6%
Check Point Software Technologies Ltd.(a)(b)	105,191	$11,536,297
CyberArk Software Ltd.(a)(b)	33,224	3,447,987
Hilan Ltd.	8,558	361,530
Nice Ltd.(a)	55,062	9,956,550
Sapiens International Corp. NV	35,799	872,341

		26,174,705

Specialty Retail — 0.3%
Delek Automotive Systems Ltd.	54,718	284,258

Textiles, Apparel & Luxury Goods — 0.2%
Delta-Galil Industries Ltd.(b)	13,237	193,451

Wireless Telecommunication Services — 0.9%
Cellcom Israel Ltd.(a)	111,947	350,853
Partner Communications Co. Ltd.(a)	169,178	701,649

		1,052,502

Total Common Stocks — 99.9% (Cost: $133,351,072)		110,849,973

Short-Term Investments

Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(c)(d)(e)	7,397,324	7,408,420

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(c)(d)	66,000	$66,000

		7,474,420

Total Short-Term Investments — 6.7% (Cost: $7,469,691)		7,474,420

Total Investments in Securities — 106.6% (Cost: $140,820,763)		118,324,393

Other Assets, Less Liabilities — (6.6)%		(7,289,167)

Net Assets — 100.0%		$111,035,226

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,807,734	(410,410)	7,397,324	$7,408,420	$36,778	(b)	$6,335	$3,524
BlackRock Cash Funds: Treasury, SL Agency Shares	92,000	(26,000)	66,000	66,000	762		—	—

				$7,474,420	$37,540		$6,335	$3,524

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	6	06/19/20	$203	$22,336

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Israel ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$110,849,973	$—	$—	$110,849,973
Money Market Funds	7,474,420	—	—	7,474,420

	$118,324,393	$—	$—	$118,324,393

Derivative financial instruments(a)
Assets
Futures Contracts	$22,336	$—	$—	$22,336

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

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